Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in AOCI for retirement-related benefits
Current period loss/(gain)			$ 2,517	$ (682)	$ 2,490
Curtailments and settlements			(11)	(19)	16
Amortization of net loss included in net periodic (income)/cost			(2,966)	(2,889)	(2,764)
Current period prior service costs/(credits)			182	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost			73	88	107
Pension Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			18,045	19,222
Current period loss/(gain)			956	159
Amortization of net loss included in net periodic (income)/cost			(1,525)	(1,337)
Net loss at end of period	$ 19,222		17,476	18,045	19,222
Prior service costs/(credits) at beginning of period			74	90
Amortization of prior service (costs)/credits included in net periodic (income)/cost			(16)	(16)
Prior service costs/(credits) at end of period	90		57	74	90
Total loss recognized in accumulated other comprehensive income/(loss)			17,533	18,119
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			560
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			16
Pension Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			18,275	20,544
Current period loss/(gain)			1,590	(740)
Curtailments and settlements			(11)	(22)
Amortization of net loss included in net periodic (income)/cost			(1,401)	(1,507)
Net loss at end of period	20,544		18,452	18,275	20,544
Prior service costs/(credits) at beginning of period			(90)	(188)
Current period prior service costs/(credits)			181
Curtailments, settlements and other			0	1
Amortization of prior service (costs)/credits included in net periodic (income)/cost			83	97
Prior service costs/(credits) at end of period	(188)		172	(90)	(188)
Transition (assets)/liabilities at beginning of period			0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost				0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)			18,624	18,184
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			1,261
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			(26)
Retirement-related plans cost
Other costs			16	(76)	84
Nonpension Postretirement Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			486	605
Current period loss/(gain)			(72)	(99)
Amortization of net loss included in net periodic (income)/cost			(10)	(20)
Net loss at end of period	605		405	486	605
Prior service costs/(credits) at beginning of period			45	37
Amortization of prior service (costs)/credits included in net periodic (income)/cost			7	7
Prior service costs/(credits) at end of period	37		52	45	37
Total loss recognized in accumulated other comprehensive income/(loss)			457	531
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			2
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			(2)
Nonpension Postretirement Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			145	154
Current period loss/(gain)			33	(2)
Curtailments and settlements			0	0
Amortization of net loss included in net periodic (income)/cost			(6)	(7)
Net loss at end of period	154		172	145	154
Prior service costs/(credits) at beginning of period			3	1
Current period prior service costs/(credits)			1
Curtailments, settlements and other			0	2
Amortization of prior service (costs)/credits included in net periodic (income)/cost			0	0
Prior service costs/(credits) at end of period	1		4	3	1
Transition (assets)/liabilities at beginning of period			0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost			0	0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)			176	147
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			11
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			0
Lloyds Pension Group Trustees v Lloyds Bank | Pension Plans | UK
Changes in AOCI for retirement-related benefits
Current period prior service costs/(credits)			$ 125
Increase in PBO recorded as prior service cost, as percentage of total PBO			1.00%
Litigation in Spain regarding defined benefit and defined contribution plans | Pension Plans | Non-U.S.
Retirement-related plans cost
Other costs	$ 56		$ 0	0	$ 56
Other costs - income statement location	us-gaap:SellingGeneralAndAdministrativeExpense				us-gaap:SellingGeneralAndAdministrativeExpense
Litigation in United Kingdom regarding defined benefit plans | Pension Plans | Non-U.S.
Retirement-related plans cost
Other costs		$ 162		$ (91)
Other costs - income statement location		us-gaap:SellingGeneralAndAdministrativeExpense		us-gaap:SellingGeneralAndAdministrativeExpense